Consolidated Statements of Comprehensive Income ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2017 USD ($) $ / shares	Mar. 31, 2017 CNY (¥) ¥ / shares	Mar. 31, 2016 CNY (¥) ¥ / shares	Mar. 31, 2015 CNY (¥) ¥ / shares
Consolidated Statements of Comprehensive Income
Revenues	$ 110,411	¥ 759,978	¥ 662,999	¥ 635,122
Direct costs	(20,723)	(142,640)	(144,598)	(130,611)
Gross profit	89,688	617,338	518,401	504,511
Operating (expenses)/income
Research and development	(1,506)	(10,367)	(8,964)	(9,907)
Sales and marketing	(25,930)	(178,482)	(148,155)	(127,927)
General and administrative	(27,595)	(189,940)	(169,952)	(131,681)
Other operating income from a related party	3,823	26,316
Total operating expenses, net	(51,208)	(352,473)	(327,071)	(269,515)
Operating income	38,480	264,865	191,330	234,996
Other expense, net
Interest income	2,530	17,416	18,218	18,252
Interest expense	(17,349)	(119,418)	(107,967)	(101,102)
Foreign currency exchange losses	(6)	(38)	(972)	(231)
Dividend income	7	45	49,198	2,344
Impairment loss on available-for-sale equity securities	(368)	(2,533)	(8,361)
Others	868	5,974	(113)	861
Total other expense, net	(14,318)	(98,554)	(49,997)	(79,876)
Income before income tax	24,162	166,311	141,333	155,120
Income tax expense	(5,466)	(37,622)	(50,000)	(47,327)
Net income	18,696	128,689	91,333	107,793
Net income attributable to non-controlling interests	(363)	(2,499)	(363)	(501)
Net income attributable to China Cord Blood Corporation's shareholders	$ 18,333	¥ 126,190	¥ 90,970	¥ 107,292
Earnings per share:
Basic | (per share)	$ 0.23	¥ 1.59	¥ 1.25	¥ 1.36
Diluted | (per share)	$ 0.23	¥ 1.59	¥ 1.25	¥ 1.36
Other comprehensive (losses)/income, net of nil income taxes
Foreign currency translation adjustments	$ (3,241)	¥ (22,309)	¥ (19,124)	¥ 4,642
Unrealized holding (loss)/gain arising during the year	(5,895)	(40,575)	32,312	(25,675)
Reclassification adjustment for loss included in net income	368	2,533	8,361
Total other comprehensive (losses)/income	(8,768)	(60,351)	21,549	(21,033)
Comprehensive income	9,928	68,338	112,882	86,760
Comprehensive income attributable to non-controlling interests	(363)	(2,499)	(363)	(501)
Comprehensive income attributable to China Cord Blood Corporation's shareholders	$ 9,565	¥ 65,839	¥ 112,519	¥ 86,259